Subsequent Event (Details) - shares	Mar. 22, 2019	Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Common stock called by warrant		625,000
Events after reporting period [Member] | Glencore [Member]
Disclosure of non-adjusting events after reporting period [line items]
Common stock called by warrant	6,458,001